Deposits (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of period	R$ 3,133,996	R$ 766,086
Additions, Deposits From Customers	25,475,725	4,929,926
Withdrawals, Deposits From Customers	(17,228,838)	(2,667,612)
Interest expense on deposits from customers	614,405	105,596
Balance at end of period	R$ 11,995,288	R$ 3,133,996